Schedule of Investments (unaudited)	iShares® 3-7 Year Treasury Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.7%
U.S. Treasury Note/Bond
0.25%, 05/31/25	$4,479	$4,367,900
0.25%, 08/31/25	882,335	857,243,598
0.25%, 10/31/25	212,377	205,897,843
0.38%, 11/30/25	208,072	202,439,427
0.38%, 12/31/25	4,905	4,768,005
0.38%, 01/31/26	27,013	26,225,824
0.38%, 09/30/27	3,797	3,610,561
0.50%, 02/28/26	278,071	271,195,261
0.50%, 10/31/27	113,356	108,387,820
0.63%, 07/31/26	127,218	124,251,237
0.63%, 12/31/27	131,453	126,369,081
0.75%, 03/31/26	172,964	170,376,296
0.75%, 04/30/26	145,578	143,291,971
0.75%, 05/31/26	196,397	193,228,565
0.75%, 08/31/26	527,649	518,126,582
0.75%, 01/31/28	97,080	93,924,900
0.88%, 09/30/26	129,276	127,609,552
1.00%, 07/31/28	320,368	313,184,356
1.13%, 10/31/26	31,116	31,072,243
1.13%, 02/29/28	5,303	5,251,627
1.13%, 08/31/28	352,695	347,377,023
1.25%, 11/30/26	90,428	90,830,687
1.25%, 03/31/28	128,649	128,166,566
1.25%, 04/30/28	105,278	104,825,633
1.25%, 05/31/28	108,838	108,315,067
1.25%, 06/30/28	45,174	44,912,838
1.25%, 09/30/28	369,647	366,932,405
1.38%, 10/31/28	31,704	31,728,769
1.38%, 11/15/31(a)	500	496,953
1.50%, 11/30/24	25	25,487
1.50%, 11/30/28	35,164	35,471,685
1.63%, 02/15/26	329,064	336,377,961
1.63%, 05/15/26	354,656	362,469,208
1.63%, 09/30/26	49,707	50,854,635
1.88%, 07/31/26	274	283,365
2.00%, 02/15/25	419,190	433,697,803
2.13%, 05/15/25	393,003	408,661,713
2.13%, 05/31/26	131,208	137,046,254
2.25%, 12/31/24	3,310	3,449,123
2.25%, 11/15/25	761,871	797,405,136
2.25%, 02/15/27	724,586	763,447,583
2.25%, 08/15/27	250,084	263,867,927

	Par/
	Shares
Security	(000)	Value

U.S. Government Obligations (continued)
2.25%, 11/15/27	$44,685	$47,210,750
2.38%, 05/15/27	756,783	803,461,141
2.63%, 03/31/25	17,636	18,619,069
2.75%, 02/28/25	9,618	10,187,942
2.75%, 06/30/25	58,922	62,590,815
2.75%, 02/15/28	253,180	275,293,691
2.88%, 05/31/25	98,776	105,274,035
2.88%, 07/31/25	25,570	27,298,972
2.88%, 11/30/25	32,299	34,621,752
2.88%, 05/15/28	190,945	209,353,291
2.88%, 08/15/28	627,985	690,047,577
3.00%, 09/30/25	37,830	40,645,084
3.00%, 10/31/25	67,369	72,448,098
3.13%, 11/15/28	1,306	1,459,914
5.50%, 08/15/28	11,748	14,881,412
U.S. Treasury Strip Coupon
0.00%, 05/15/26(b)	3,746	3,562,299
0.00%, 02/15/27(b)	645	604,786
0.00%, 11/15/27(a)(b)	25,828	23,866,099
0.00%, 02/15/29(b)	25,755	23,197,322
		10,812,090,519
Total U.S. Government Obligations — 99.7%
(Cost: $10,944,736,036)	.	10,812,090,519

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)(e)	26,829	26,828,712

Total Short-Term Investments — 0.2%
(Cost: $26,828,712)		26,828,712

Total Investments in Securities — 99.9%
(Cost: $10,971,564,748)		10,838,919,231

Other Assets, Less Liabilities — 0.1%		10,284,679
Net Assets — 100.0%		$10,849,203,910

(a)	All or a portion of this security is on loan.

(b)	Zero-coupon bond.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$367,876,065	$—	$(341,047,353)	(a)	$—	$—	$26,828,712	26,829	$141,983	(b)	$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® 3-7 Year Treasury Bond ETF
November 30, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$10,812,090,519	$—	$10,812,090,519
Money Market Funds	26,828,712	—	—	26,828,712
	$26,828,712	$10,812,090,519	$—	$10,838,919,231

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